Description of the Plan	12 Months Ended
Dec. 31, 2025
U.S. Group Savings Plan
Description of the Plan
Description of the Plan
1.	Description of the Plan

The following description of the Sanofi U.S. Group Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

Plan Description – The Plan is a defined contribution plan that covers substantially all employees of Sanofi U.S. Inc.; Sanofi U.S. LLC; Sanofi Pasteur Inc.; and Sanofi Genzyme (the “Company”), as they meet the prescribed eligibility requirements. All employees are eligible to participate in the Plan beginning on the first day of employment. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).

Transfer Out – During 2025 the Company sold a controlling interest in Opella Healthcare Group SAS (“Opella”) that resulted in the Plan participants employed by Opella being transferred out of the Plan and into a separate plan for Opella employees. Total assets of $184,536,749, including participant loans of $3,321,744, were transferred out of the Plan on December 31, 2025.

Master Trust – Effective April 1, 2012, Sanofi U.S. LLC, Sanofi Pasteur Inc., Sanofi-Aventis Puerto Rico Inc. and T. Rowe Price Trust Company entered into an amended and restated Master Trust Agreement, and the Sanofi-Aventis U.S. Savings Master Trust was renamed the Sanofi U.S. Group Savings Master Trust (the “Master Trust”) to serve as the funding vehicle for the Plan. Accordingly, the assets of the Plan are maintained, for investment and administrative purposes only, on a commingled basis with the assets of the other plan within the employer’s parent company. The investments included within the Master Trust consist of equities, fixed income, mutual funds, common collective trusts, synthetic guaranteed investment contracts, and separate account contracts. The portion of assets, net earnings, gains and/or losses, and administrative expenses allocable to each plan is based upon the relationship of the plan’s interest in the Master Trust to the total interest of all plans in the Master Trust (Note 3).

Trustee and Recordkeeper – T. Rowe Price Trust Company is the Plan’s trustee (the “Trustee”). The Trustee is party to the Master Trust Agreement discussed above which governs and maintains the Plan’s commingled assets, as well as a general trust agreement for all other Plan operations. T. Rowe Price Retirement Plan Services Inc. is the Plan’s recordkeeper (Note 5).

Plan Administration – The Sanofi-Aventis U.S. Administrative Committee (the “Committee” or “Plan Administrator”), as appointed by the Sanofi-Aventis U.S. Pension Committee, is responsible for the general administration of the Plan. The Board of Directors has appointed the Trustee with the responsibility for the administration of the Master Trust Agreement and the management of the assets.

Employee Contributions – The Plan has an auto-enrollment feature whereby a participant is automatically enrolled in the Plan to make pre-tax contributions at 6% of eligible compensation unless the participant affirmatively opts out within a 30-day period from their date of hire. In addition, the Plan adopted an automatic election escalator feature whereby participants who were automatically enrolled will have their deferral rate increased each year by 1% until their deferral rate reaches 10%, unless the participant elects out of this treatment as prescribed by the Plan document. Eligible participants are allowed to contribute up to 75% of their eligible compensation as either pre-tax contributions, Roth contributions, or any combination of pre-tax and Roth contributions, and up to 10% in non-Roth after-tax contributions. Contributions are subject to certain Internal Revenue Code (“IRC”) limitations. IRC limitations for pre-tax and Roth contributions were $23,500 for 2025 and $23,000 for 2024. Employees 50 through 59 years old and 64 and older may make an additional catch-up contribution of up to $7,500 for both 2025 and 2024. Employees 60 through 63 years old may make an additional catch-up contribution of up to $11,250 for 2025 and $7,500 for 2024.

Plan participants may make a direct or indirect rollover contribution to the Plan from a former employer’s tax qualified plan. Participants can also rollover IRA distributions (excluding minimum required distributions and nondeductible contributions).

The Plan was amended effective October 1, 2018, to prohibit any further investment into the Company Stock Fund including future contributions, reallocations or transfers of existing account balances, dividends on Company Stock held in the Company Stock Fund, and loan repayments.

Employer Matching Contributions – The Company matching contribution is 150% of the pre-tax and/or Roth contributions for all participants, up to 6% of eligible compensation.

Participant Accounts – Each participant’s account is credited with the participants’ contributions, Company matching contributions, and Plan earnings. Participant accounts are charged with an allocation of administrative expenses and Plan losses. Allocations are based on participant earnings, account balances, or specific participant transactions, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Upon enrollment into the Plan a participant may direct employee contributions into any of the Plan’s investment options. Participants may change their investment options at any time. If a participant does not make investment elections their contributions are defaulted to the age-appropriate target date fund within the year the participant would reach age 65. Company contributions are allocated in the same manner as that of the participant’s elective contributions.

Vesting – Effective April 1, 2012, all eligible employees hired on or before March 31, 2012 became 100% vested in their Company matching contribution account. Employees hired on or after April 1, 2012 will be 100% vested in their Company matching contribution account after two years of service. Participants are always 100% vested in their pre-tax, catch-up, and after-tax contribution accounts (contributions and related earnings). Prior to April 1, 2012, employees who were participants on or before December 31, 2005 were 100% vested in their Company matching contribution account (contribution and related earnings), and employees hired on or after January 1, 2006 were 100% vested in their Company matching contribution account after three years of service.

Notes Receivable from Participants – Plan participants may borrow from $1,000 up to a maximum equal to the lesser of 50% of the value of their vested account balance or $50,000 less their highest outstanding loan balance in the preceding 12 months, subject to certain limitations described in the Plan document. Loans bear interest at a rate commensurate with the prevailing market rate, as determined by the Company. Currently, interest rates associated with participant loans range from 3.25% to 9.50%. Principal and interest are paid ratably though payroll deductions generally over a term of up to five years. A participant may not have more than two loans outstanding at any point in time. Extended terms of up to 15 years are available should the loan relate to the purchase of a primary residence.

Payment of Benefits – Plan participants who leave the Company as a result of death, disability, retirement, or termination may choose one or a combination of the following distribution methods: 1) receive the entire amount of their vested account balance in one lump-sum payment; 2) receive a partial distribution of the vested account balance; 3) receive the distribution in the form of recurring annual installments over a period of between three and fifteen years; 4) or, a combination of these methods. If a participant dies, the participant’s designated beneficiary will receive the payments.

In-service withdrawals are available in certain limited circumstances, as defined by the Plan.

Forfeitures – Forfeited non-vested accounts may be used to pay administrative expenses and/or off-set the amount of employer contributions, which are to be paid to the Plan. At December 31, 2025 and 2024, non-vested forfeited account balances totaled $3,404,599 and $6,472,971, respectively. During the years ended December 31, 2025 and 2024, forfeited amounts of $66 and $14,365, respectively, were used to off-set employer matching contributions. During 2026, forfeitures of $5,000,000 were used to off-set the 2025 employer true up matching contribution to the Plan and during 2025, forfeitures of $7,740,917 were used to off-set the 2024 employer true up matching contribution to the Plan.

Administrative Budget – T. Rowe Price (“TRP”) will provide the Plan with funding for an administrative budget of $3.75 per participant quarterly ($15.00 annually), based on the total number of terminated participants, beneficiaries, and alternative payees with a balance in the Plan as of the last business day of each calendar quarter. The administrative budget shall be calculated on a quarterly basis after the end of each quarter and established as an account in the trust in accordance with directions provided by the Company. The administrative budget may be used to pay certain administrative expenses of the Plan, as directed by the Plan’s named fiduciary, as defined in Section 402(a)(2) of ERISA. Any amounts credited to the administrative budget and not used in the year so credited shall be allocated as determined by the named fiduciary. For the Plan years 2025 and 2024, TRP contributed $323,290 and $268,129, respectively, to the Plan’s administrative budget account. During 2025 and 2024, the Plan used $202,372 and $167,064, respectively, of the administrative budget to off-set Plan expenses. In addition, during 2025 and 2024, amounts totaling $7,058 and $-0-, respectively, were allocated to participant accounts. As of December 31, 2025 and 2024, the balances of the administrative budget accounts were $296,480 and $200,147, respectively. Included within the year end balances are revenue sharing contribution receivables of $50,389 for 2025 and $50,632 for 2024 and amounts payable (included in accrued administrative expenses) from the administrative budget account of $129,000 for 2025 and $96,500 for 2024.